PGIM Jennison Focused Value ETF Average Annual Total Returns		12 Months Ended	25 Months Ended		37 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	[2],[3]	Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88% [1]	23.06%		19.99%	[1],[4]
Russell 1000 Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%			11.99%	[4]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		18.41%			19.16%
Performance Inception Date	Dec. 12, 2022
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.22%			18.85%
Performance Inception Date	Dec. 12, 2022
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.04%			15.12%
Performance Inception Date	Dec. 12, 2022

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[3]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.